13. Investment properties (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Properties Details Narrative Abstract
Investment properties	R$ 47,620	R$ 57,652	R$ 57,968	R$ 56,957
Investment properties, market value	R$ 386,000	R$ 402,000